Authorizations payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Authorizations Payable
Renewal of authorizations(i)	R$ 289,241	R$ 279,548
Updated ANATEL liability(ii)	221,194	209,538
Authorizations payable(iii)	970,998	990,696
Total	1,481,433	1,479,782
Current portion	(321,761)	(299,354)
Non-current portion	R$ 1,159,672	R$ 1,180,428